Cover Page	6 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP, INC.
Document Period End Date	Sep. 30, 2022
Amendment Flag	false
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31